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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities, Fund, Inc
------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: August 31,2008
                         --------------

Date of reporting period: November 30, 2007
                          -----------------

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ITEM 1: SCHEDULE OF INVESTMENTS.
        A copy of Schedule of Investments for the period ended 11/30/07 is included with this Form.

                                                                  VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                              NOVEMBER 30, 2007

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   PRINCIPAL                                                                           MATURITY
    AMOUNT                                                                  RATE         DATE           VALUE
------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS  (9.8%)
$ 2,000,000   U.S. Treasury Notes                                           4.63%       10/31/11      $  2,098,126
  2,000,000   U.S. Treasury Notes                                           4.63         7/31/12         2,102,502
  1,000,000   U.S. Treasury Notes                                           4.00        11/15/12         1,028,516
  1,091,780   U.S. Treasury Notes (1)                                       1.63         1/15/15         1,099,713
  1,000,000   U.S. Treasury Notes                                           8.75         5/15/17         1,368,360
  1,000,000   U.S. Treasury Notes                                           4.25        11/15/17         1,023,282
-----------                                                                                           ------------
  8,091,780   TOTAL U.S. TREASURY OBLIGATIONS
                  (COST $8,322,985)                                                                      8,720,499
-----------                                                                                           ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  (86.0%)
              FEDERAL FARM CREDIT BANK (7.2%)
  1,000,000   Federal Farm Credit Bank                                      6.82         3/16/09         1,036,560
  1,000,000   Federal Farm Credit Bank                                      4.85        10/25/12         1,036,482
  1,000,000   Federal Farm Credit Bank                                      5.30         6/22/15         1,000,119
  3,000,000   Federal Farm Credit Bank                                      5.70          7/3/17         3,270,636
-----------                                                                                           ------------
  6,000,000   TOTAL FEDERAL FARM CREDIT BANK
                  (COST $6,096,364)                                                                     6,343,797
-----------                                                                                           ------------
              FEDERAL HOME LOAN BANK (13.3%)
  1,000,000   Federal Home Loan Bank                                        4.43          4/7/08         1,000,221
  1,000,000   Federal Home Loan Bank                                        4.10         6/13/08           997,954
  1,000,000   Federal Home Loan Bank                                        5.25        11/14/08         1,010,230
  1,000,000   Federal Home Loan Bank                                        5.35          2/5/09         1,002,364
  1,000,000   Federal Home Loan Bank                                        4.38         3/17/10         1,015,805
  1,000,000   Federal Home Loan Bank                                        4.38         9/17/10         1,017,922
  1,000,000   Federal Home Loan Bank                                        4.88        11/18/11         1,036,349
  1,000,000   Federal Home Loan Bank                                        4.50         9/16/13         1,018,788
  3,000,000   Federal Home Loan Bank                                        7.45          2/3/20         3,756,921
-----------                                                                                           ------------
 11,000,000   TOTAL FEDERAL HOME LOAN BANK
                  (COST $11,345,010)                                                                    11,856,554
-----------                                                                                           ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION (38.8%)
  1,000,000   Federal Home Loan Mortgage Corporation                        4.25         7/15/09         1,008,242
  1,000,000   Federal Home Loan Mortgage Corporation                        4.00        12/15/09         1,006,462
  1,000,000   Federal Home Loan Mortgage Corporation                        4.13         7/12/10         1,010,759
  1,500,000   Federal Home Loan Mortgage Corporation                        5.50         9/15/11         1,587,756
  1,000,000   Federal Home Loan Mortgage Corporation                        4.50         5/14/12         1,001,243
  1,000,000   Federal Home Loan Mortgage Corporation                        5.13         7/15/12         1,049,429
  1,000,000   Federal Home Loan Mortgage Corporation                        5.50         8/20/12         1,064,324
  1,000,000   Federal Home Loan Mortgage Corporation                        4.75          5/6/13         1,001,557
  1,000,000   Federal Home Loan Mortgage Corporation                        4.00         6/12/13           995,629
  2,000,000   Federal Home Loan Mortgage Corporation                        4.50         7/15/13         2,039,710
  1,390,851   Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 3197 Class AB                                      5.50         8/15/13         1,402,089
  1,000,000   Federal Home Loan Mortgage Corporation                        5.00         1/30/14         1,044,787
    758,736   Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 2849 Class VA                                      5.00         8/15/15           763,246
    841,631   Federal Home Loan Mortgage Corporation REMIC Trust
                  Series R003 Class AG                                      5.13        10/15/15           844,302
     21,715   Federal Home Loan Mortgage Corporation Gold PC Pool #E92226   5.00         11/1/17            21,775
    363,946   Federal Home Loan Mortgage Corporation Gold PC Pool #E93499   5.00         12/1/17           364,953
     24,601   Federal Home Loan Mortgage Corporation Gold PC Pool #E92829   5.00         12/1/17            24,670
    624,024   Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 2892 Class DC                                      4.50        12/15/17           615,060
     24,810   Federal Home Loan Mortgage Corporation Gold PC Pool #E98960   5.00          9/1/18            24,865
     55,466   Federal Home Loan Mortgage Corporation Gold PC Pool #B12822   5.00          3/1/19            55,587
     55,838   Federal Home Loan Mortgage Corporation Gold PC Pool #B17398   4.50         12/1/19            54,986
    409,338   Federal Home Loan Mortgage Corporation Gold PC Pool #G18044   4.50          3/1/20           402,612
    204,732   Federal Home Loan Mortgage Corporation Gold PC Pool #B18034   4.50          4/1/20           201,368
     58,570   Federal Home Loan Mortgage Corporation Gold PC Pool #J00118   5.00         10/1/20            58,544

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VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
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   PRINCIPAL                                                                             MATURITY
    AMOUNT                                                                  RATE           DATE          VALUE
------------------------------------------------------------------------------------------------------------------
$   578,522   Federal Home Loan Mortgage Corporation Gold PC Pool #J00139   5.00%        10/1/20      $    578,264
     57,526   Federal Home Loan Mortgage Corporation Gold PC Pool #G11986   5.00          4/1/21            57,463
     71,435   Federal Home Loan Mortgage Corporation Gold PC Pool #G12319   5.00          6/1/21            71,403
    230,056   Federal Home Loan Mortgage Corporation Gold PC Pool #J03233   5.00          8/1/21           229,805
  1,648,371   Federal Home Loan Mortgage Corporation Gold PC Pool #G12381   5.00          9/1/21         1,647,638
    809,154   Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 2773 Class DA                                      5.00         6/15/22           805,894
    573,067   Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 2937 Class JC                                      5.00         9/15/22           573,455
    625,436   Federal Home Loan Mortgage Corporation Gold PC Pool #C90684   4.50          5/1/23           608,205
    774,745   Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 3132 Class MA                                      5.50        12/15/23           781,718
    877,085   Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 3147 Class YE                                      5.50         7/15/24           886,465
  1,000,000   Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 2690 Class OE                                      5.00        11/15/28         1,004,530
  1,000,000   Federal Home Loan Mortgage Corporation                        6.75         3/15/31         1,241,912
    852,385   Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 3061 Class HA                                      5.50         4/15/31           860,685
    546,658   Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 2645 Class NA                                      3.50         9/15/31           525,254
    396,989   Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 2594 Class OR                                      4.25         6/15/32           391,564
  1,607,604   Federal Home Loan Mortgage Corporation Gold PC Pool #C77717   6.00          3/1/33         1,638,375
    947,937   Federal Home Loan Mortgage Corporation Gold PC Pool #A29526   5.00          1/1/35           931,387
    542,302   Federal Home Loan Mortgage Corporation Gold PC Pool #A29633   5.00          1/1/35           532,834
    619,681   Federal Home Loan Mortgage Corporation Pool #783022 (2)       4.42          2/1/35           615,555
    590,855   Federal Home Loan Mortgage Corporation Gold PC Pool #A56491   5.00          1/1/37           580,122
    384,590   Federal Home Loan Mortgage Corporation Gold PC Pool #G08184   5.00          1/1/37           377,603
    934,545   Federal Home Loan Mortgage Corporation Gold PC Pool #A56061   5.50          1/1/37           934,945
    964,161   Federal Home Loan Mortgage Corporation Gold PC Pool #A56467   5.50          1/1/37           964,575
-----------                                                                                           ------------
 33,967,362   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (COST $33,917,234)                           34,483,606
-----------                                                                                           ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (24.5%)
     38,414   Federal National Mortgage Association Pool #254243            6.00          2/1/09            38,946
     81,753   Federal National Mortgage Association Pool #254273            5.00          3/1/09            81,920
  1,000,000   Federal National Mortgage Association                         4.50         2/15/11         1,024,434
    303,805   Federal National Mortgage Association Pool #255325            4.50          7/1/11           300,349
  1,000,000   Federal National Mortgage Association                         5.00         4/16/15         1,000,180
    120,028   Federal National Mortgage Association Pool #511823            5.50          5/1/16           121,982
     96,552   Federal National Mortgage Association Pool #615289            5.50         12/1/16            98,124
    255,824   Federal National Mortgage Association Pool #622373            5.50         12/1/16           259,989
    135,237   Federal National Mortgage Association Pool #631328            5.50          2/1/17           137,360
    198,745   Federal National Mortgage Association Pool #623503            6.00          2/1/17           203,609
     20,238   Federal National Mortgage Association Pool #643277            5.50          4/1/17            20,556
     16,705   Federal National Mortgage Association Pool #638247            5.50          5/1/17            16,967
    366,629   Federal National Mortgage Association Pool #254684            5.00          3/1/18           367,645
    118,585   Federal National Mortgage Association Pool #685183            5.00          3/1/18           118,914
    128,184   Federal National Mortgage Association Pool #703936            5.00          5/1/18           128,539
    566,539   Federal National Mortgage Association Pool #790984            5.00          7/1/19           567,592
    592,730   Federal National Mortgage Association Pool #786915            5.00          8/1/19           593,832
    396,345   Federal National Mortgage Association REMIC Trust
                  Series 2003-28 Class KA                                   4.25         3/25/22           386,763
    380,506   Federal National Mortgage Association REMIC Trust
                  Series 2003-38 Class TC                                   5.00         3/25/23           377,662
    195,484   Federal National Mortgage Association Pool #412682            6.00          3/1/28           200,152
     64,013   Federal National Mortgage Association Pool #424691            6.50          4/1/28            66,434
    187,039   Federal National Mortgage Association Pool #425239            6.50          4/1/28           194,112
    959,232   Federal National Mortgage Association REMIC Trust
                  Series 2003-26 Class AW                                   4.00         4/25/30           941,402
  1,000,000   Federal National Mortgage Association REMIC Trust
                  Series 2006-102 Class PB                                  5.00         4/25/30           998,394
  1,000,000   Federal National Mortgage Association                         7.25         5/15/30         1,291,738
  1,000,000   Federal National Mortgage Association                         6.63        11/15/30         1,224,185
      1,329   Federal National Mortgage Association Pool #568625            7.50          1/1/31             1,418
    100,684   Federal National Mortgage Association Pool #571090            7.50          1/1/31           107,484
      1,905   Federal National Mortgage Association Pool #573935            7.50          3/1/31             2,033
     48,822   Federal National Mortgage Association Pool #629297            6.50          2/1/32            50,502
    504,628   Federal National Mortgage Association Pool #626440            7.50          2/1/32           537,256
     63,409   Federal National Mortgage Association Pool #634996            6.50          5/1/32            65,568
     79,971   Federal National Mortgage Association Pool #254383            7.50          6/1/32            85,142

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                                                                  VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                                                                 NOVEMBER 30, 2007
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   PRINCIPAL                                                                             MATURITY
    AMOUNT                                                                  RATE           DATE           VALUE
------------------------------------------------------------------------------------------------------------------
$   337,427   Federal National Mortgage Association Pool #254476            5.50%         9/1/32      $    339,107
     10,213   Federal National Mortgage Association Pool #688539            5.50          3/1/33            10,258
    464,544   Federal National Mortgage Association Pool #650386            5.00          7/1/33           456,414
    503,032   Federal National Mortgage Association Pool #726889            5.50          7/1/33           505,224
    486,347   Federal National Mortgage Association Pool #759028            5.50          1/1/34           488,466
    237,178   Federal National Mortgage Association Pool #761913            5.50          2/1/34           238,008
    284,183   Federal National Mortgage Association Pool #763393            5.50          2/1/34           285,422
    273,101   Federal National Mortgage Association Pool #769862            5.50          2/1/34           274,057
     27,290   Federal National Mortgage Association Pool #769682            5.00          3/1/34            26,799
    982,619   Federal National Mortgage Association REMIC Trust
                  Series 2004-60 Class LB                                   5.00         4/25/34           981,725
     21,940   Federal National Mortgage Association Pool #778141            5.00          5/1/34            21,545
    410,049   Federal National Mortgage Association Pool #773586            5.50          6/1/34           411,484
    453,325   Federal National Mortgage Association Pool #255311            6.00          7/1/34           461,570
     22,821   Federal National Mortgage Association Pool #258149            5.50          9/1/34            22,900
      4,394   Federal National Mortgage Association Pool #789150            5.00         10/1/34             4,315
    659,679   Federal National Mortgage Association Pool #255496            5.00         11/1/34           647,804
     68,809   Federal National Mortgage Association Pool #797154            5.50         11/1/34            69,050
    150,360   Federal National Mortgage Association Pool #801063            5.50         11/1/34           150,887
    265,281   Federal National Mortgage Association Pool #803675            5.50         12/1/34           266,210
    310,774   Federal National Mortgage Association Pool #804683            5.50         12/1/34           311,862
    654,394   Federal National Mortgage Association Pool #815813 (2)        4.60          2/1/35           657,225
     49,807   Federal National Mortgage Association Pool #255580            5.50          2/1/35            49,981
    660,430   Federal National Mortgage Association Pool #735224            5.50          2/1/35           663,307
    852,137   Federal National Mortgage Association Pool #896016            6.00          8/1/36           866,354
    959,592   Federal National Mortgage Association Pool #901561            5.50         10/1/36           961,536
    994,565   Federal National Mortgage Association Pool #919584            6.00          6/1/37         1,011,097
-----------                                                                                           ------------
 21,167,626   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
                  (COST $21,454,992)                                                                    21,793,790
-----------                                                                                           ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.2%)
    226,213   Government National Mortgage Association Pool #003645         4.50        12/20/19           222,192
     13,950   Government National Mortgage Association Pool #541349         6.00         4/15/31            14,346
     14,548   Government National Mortgage Association Pool #557681         6.00         8/15/31            14,960
    152,479   Government National Mortgage Association Pool #548880         6.00        12/15/31           156,806
    107,231   Government National Mortgage Association Pool #551762         6.00         4/15/32           110,209
     49,995   Government National Mortgage Association Pool #582415         6.00        11/15/32            51,383
    320,615   Government National Mortgage Association Pool #604485         6.00         7/15/33           329,325
    175,479   Government National Mortgage Association Pool #622603         6.00        11/15/33           180,247
      8,619   Government National Mortgage Association Pool #429786         6.00        12/15/33             8,853
     10,436   Government National Mortgage Association Pool #626480         6.00         2/15/34            10,714
    385,310   Government National Mortgage Association Pool #605025         6.00         2/15/34           395,603
     87,816   Government National Mortgage Association Pool #610944         5.50         4/15/34            89,107
    110,000   Government National Mortgage Association Pool #605245         5.50         6/15/34           111,618
    265,149   Government National Mortgage Association Pool #583008         5.50         6/15/34           269,049
-----------                                                                                           ------------
  1,927,840   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                  (COST $1,957,262)                                                                      1,964,412
-----------                                                                                           ------------
 74,062,828   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (COST $74,770,862)                                                                    76,442,159
-----------                                                                                           ------------

                TOTAL INVESTMENT SECURITIES  (95.8%)
                  (COST $83,093,847)                                                                    85,162,658
                                                                                                      ------------

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

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3) (3.5%)
$ 3,100,000   With State Street Bank & Trust, 2.70%, dated 11/30/07, due 12/3/07, delivery value
                  $3,100,698 (collateralized by $3,090,000 U.S. Treasury Notes 3.625% due 1/15/10,
                  with a value of $3,172,078)                                                         $  3,100,000
-----------                                                                                           ------------


                CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (0.7%)                                     664,265
                                                                                                      ------------
                NET ASSETS  (100.0%)                                                                  $ 88,926,923
                                                                                                      ------------
                NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($88,926,923 /
                  7,622,256 SHARES OUTSTANDING)                                                       $      11.67
                                                                                                      ------------

(1)     Treasury Inflation Protected Security (TIPS).
(2)     Adjustable rate security. The rate shown is as of November 30, 2007.
(3) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

The Fund's unrealized appreciation/(depreciation) as of November 30, 2007 was as follows:

                                                             TOTAL NET
                                                             UNREALIZED
TOTAL COST          APPRECIATION        DEPRECIATION         APPRECIATION
-------------------------------------------------------------------------
$86,193,847          $2,339,902          $(271,091)          $2,068,811



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4

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ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By      /s/ Jean B. Buttner
        ---------------------------------
        Jean B. Buttner, President

Date:
        ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jean B. Buttner
        -------------------------------------------------------
        Jean B. Buttner, President, Principal Executive Officer

By:     /s/ Stephen R. Anastasio
        ------------------------------------------------------------
        Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:
        ------------------------